Earnings per Unit and Cash Distributions - Additional Information (Details)											1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2023 shares	Aug. 10, 2023 shares	May 11, 2023 shares	Feb. 09, 2023 shares	Jan. 11, 2023 $ / shares	Nov. 09, 2022 shares	Aug. 11, 2022 shares	May 12, 2022 shares	Feb. 12, 2022 shares	Sep. 07, 2021 $ / shares shares	Apr. 30, 2013	Sep. 30, 2021 shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 shares
Distribution Made to Limited Partner
Units conversion ratio												1
Number of general partner units outstanding													640,278	640,278
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units													3,541,666
Number of shares held													208,333
Series A Convertible Preferred Units
Distribution Made to Limited Partner
Percentage of annual rate													8.00%
Common Unitholders
Distribution Made to Limited Partner
Number of units in exchange of IDRs										673,080
Cash distributions paid in the period per unit | $ / shares										$ 0.52
Number of common units and subordinated units outstanding													33,660,342	34,045,081
Common Unitholders | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding													9,661,255
Class B Unitholders
Distribution Made to Limited Partner
Number of units in exchange of IDRs										673,080
Cash distributions paid in the period per unit | $ / shares					$ 0.026
Units to be converted into common units for distribution that are at or above the Distribution Threshold												0.125
Units conversion ratio						1	1	1	1
Number of units converted						84,135	84,135	84,135	84,135
Conversion price (in per unit)	0	0	0	0
Potentially dilutive preferred units													252,405
Number of shares held													252,405
Series A Preferred unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares													$ 24
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date													100.00%
Percentage of cash Issue Price													70.00%
Percentage of common unit Issue Price													80.00%
Aggregate Issue Price of outstanding													130.00%
Preferred units number of votes for each units | Vote													1
KNOT | Common Unitholders | Limited Partner
Distribution Made to Limited Partner
Number of general partner units outstanding													90,368
KNOT | Partnership [Member]
Distribution Made to Limited Partner
Conversion price (in per unit)													23,908,719
KNOT | Partnership [Member] | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest													0.30%
KNOT | Partnership [Member] | General Partner Units
Distribution Made to Limited Partner
Percentage of general partner interest													1.85%
Number of general partner units outstanding													640,278
KNOT | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest											49.00%		28.70%
General Partner | Partnership [Member]
Distribution Made to Limited Partner
Percentage of general partner interest											2.00%
Public | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest											49.00%		71.00%